Capital stock, warrants and stock options (Details Narrative)																1 Months Ended					3 Months Ended		6 Months Ended		9 Months Ended					12 Months Ended					13 Months Ended
	Oct. 09, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares	Aug. 25, 2020 USD ($) $ / shares shares	Aug. 25, 2020 CAD ($) shares	Aug. 14, 2020 USD ($) $ / shares shares	Aug. 14, 2020 USD ($) $ / shares shares	Aug. 14, 2020 CAD ($) shares	May 12, 2020 USD ($) $ / shares shares	May 12, 2020 CAD ($) shares	Feb. 26, 2020 USD ($) $ / shares shares	Feb. 26, 2020 CAD ($) shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($) $ / shares shares	Jun. 27, 2019 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Feb. 28, 2021 CAD ($) shares	Oct. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares		Sep. 30, 2020 CAD ($) $ / shares shares		Aug. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares		Feb. 26, 2021 USD ($)	Feb. 28, 2021 $ / shares	Oct. 09, 2020 $ / shares	Aug. 25, 2020 CAD ($) $ / shares	Aug. 14, 2020 CAD ($) $ / shares	May 12, 2020 CAD ($) $ / shares	Feb. 26, 2020 $ / shares	Aug. 31, 2018 USD ($) $ / shares	Aug. 31, 2018 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized | shares																					750,000,000		750,000,000		750,000,000						750,000,000	750,000,000
Common stock, par value | $ / shares																					$ 0.000001		$ 0.000001		$ 0.000001						$ 0.000001	$ 0.000001
Preferred stock, shares authorized | shares																					10,000,000		10,000,000		10,000,000						10,000,000	10,000,000
Preferred stock, par value | $ / shares																					$ 0.000001		$ 0.000001		$ 0.000001						$ 0.000001	$ 0.000001
Number of shares issued | shares	5,572,980																	5,572,980
Proceeds from issuance of private placement																										$ 125,180		$ 165,760				$ 125,180
Shares issued price per share | (per share)	$ 0.49																											$ 0.05									$ 0.49
Shares issued upon convertible loan facility, value																										1,484,352						1,499,051
Debt conversion, shares issued | shares																														822,857
Loss on loan extinguishment	$ 23,376																	$ 23,376						$ 1,056,296						$ 335,467	$ 23,376
Financing costs																						$ 360,000	$ 360,000			$ 390,000						30,000
Accounts payable																					2,998,819		2,392,761		2,998,819						2,392,761	4,389,964
Accrued liabilities																					$ 11,671,925		10,560,884		$ 11,671,925						10,560,884	7,216,114
Interest payable	500,000																															403,933
Promissory notes payable																																								$ 200,000
Convertible notes payable	$ 1,600,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																										3,098,216	[1]	3,098,216	[1]				160,408	[2]
Shares issued upon convertible loan facility, value																										$ 2						$ 17
Debt conversion, shares issued | shares														16,962,846												2,205,714		2,205,714				16,962,846
Hummingbird Resources PLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																			696,428	2,660,000
Financing costs																																										$ 45,824
Loss on loan extinguishment																			$ 9,407	$ 8,193													$ 1,195,880
Warrant term																																										2 years
Warrant exercise price | $ / shares																																											$ 4.50
June 2019 Unit [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																																1,403,200
August 2019 Unit [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																										3,315,200		3,315,200				1,912,000
CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement																																$ 165,760
Shares issued price per share | $ / shares																																$ 0.05
CAD [Member] | Hummingbird Resources PLC [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price | $ / shares																																										$ 4.50
CAD [Member] | August 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares														$ 0.25	$ 0.25
Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares								107,143	107,143	2,991,073	2,991,073
Proceeds from issuance of private placement								$ 44,671	$ 60,000	$ 1,256,854	$ 1,675,000
Shares issued price per share | $ / shares																																								$ 0.56	$ 0.56
Number of common shares held | shares										696,428	696,428
Financing costs										$ 95,763																									$ 95,763
Principal amount of convertible loan facility										$ 300,000
Issuance of shares, description										Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 6).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 6).
Non-Brokered Private Placement [Member] | February Two Thousand Twenty Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																19,576,360	19,576,360
Proceeds from issuance of private placement																$ 6,168,069	$ 7,830,544
Shares issued price per share | $ / shares																																				$ 0.40
Non-Brokered Private Placement [Member] | One Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares																												$ 0.25													$ 0.70
Warrant term										2 years											2 years				2 years
Non-Brokered Private Placement [Member] | February Two Thousand Twenty Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term																5 years
Warrant exercise price | $ / shares																																				0.60
Non-Brokered Private Placement [Member] | February Two Thousand Twenty One Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares																																				$ 0.40
Compensation options, shares | shares																351,000	351,000
Equity issuance cost																$ 159,397
Non-Brokered Private Placement [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement								$ 60,000		$ 1,675,000
Shares issued price per share | $ / shares								$ 0.56		$ 0.56
Non-Brokered Private Placement [Member] | CAD [Member] | One Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares										$ 0.70
Non-Brokered Private Placement [Member] | Broker Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Financing costs										$ 239,284
Non-Brokered Private Placement [Member] | February Two Thousand Twenty One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares																417,720	417,720
Deemed price | $ / shares																$ 0.45
Loss on loan extinguishment																$ 56,146
Accrued liabilities																$ 132,000
Share-based Payment Arrangement, Tranche One [Member] | Hummingbird Resources PLC [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued upon convertible loan facility, value															$ 100,000
Share-based Payment Arrangement, Tranche One [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares													$ 0.18
Loss on loan extinguishment													$ 197,800
Share-based Payment Arrangement, Tranche One [Member] | CAD [Member] | Hummingbird Resources PLC [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued upon convertible loan facility, value															$ 133,000
Share-based Payment Arrangement, Tranche One [Member] | Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares															11,660,000
Proceeds from issuance of private placement															$ 436,608
Financing costs													28,847		19,640
Share-based Payment Arrangement, Tranche One [Member] | Non-Brokered Private Placement [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement												$ 50,000	$ 1,398,300		$ 583,000
Shares issued price per share | $ / shares												$ 0.05	$ 0.05
Share-based Payment Arrangement, Tranche One [Member] | Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | (per share)					$ 0.50	$ 0.50																																	$ 0.50
Number of shares issued | shares						35,212,142	35,212,142
Proceeds from issuance of private placement						$ 9,301,321	$ 12,324,250
Financing costs					$ 709,488	$ 709,488																																	$ 849,978
Shares issued price per share | (per share)					$ 0.35	$ 0.35																																	$ 0.35
Deemed price | $ / shares		$ 0.67
Accounts payable		$ 177,353
Accrued liabilities		55,676
Interest payable		28,300
Promissory notes payable		344,185
Share-based Payment Arrangement, Tranche One [Member] | Brokered Private Placement [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement						$ 12,324,250
Financing costs					$ 849,978	$ 849,978
Share-based Payment Arrangement, Tranche One [Member] | Brokered Private Placement [Member] | Compensation Options [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | (per share)					$ 0.35	$ 0.35																																	$ 0.35
Compensation options, shares | shares					2,112,729
Share-based Payment Arrangement, Tranche Two [Member] | August 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement														$ 640,556
Loss on loan extinguishment														$ 858,495
Share-based Payment Arrangement, Tranche Two [Member] | CAD [Member] | August 2019 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Deemed price | $ / shares														$ 0.09
Share-based Payment Arrangement, Tranche Two [Member] | Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares														6,042,954
Proceeds from issuance of private placement														$ 228,202
Financing costs														36,468
Share-based Payment Arrangement, Tranche Two [Member] | Non-Brokered Private Placement [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement														$ 302,148
Share-based Payment Arrangement, Tranche Two [Member] | Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			20,866,292	20,866,292
Proceeds from issuance of private placement		2,205,714	$ 5,510,736	$ 7,303,202
Financing costs			$ 237,668																																			$ 314,512
Shares issued price per share | (per share)			$ 0.35																																			$ 0.35
Loss on loan extinguishment		$ 899,237
Compensation options, shares | shares			1,127,178	1,127,178
Loss on private placement			$ 940,290
Equity issuance cost			947,156
Share-based Payment Arrangement, Tranche Two [Member] | Brokered Private Placement [Member] | CAD [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement			7,303,202
Financing costs			$ 314,512
First Tranche [Member] | Non-Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares												1,000,000
Proceeds from issuance of private placement												$ 37,550
First Tranche [Member] | Share-based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares													27,966,002
Proceeds from issuance of private placement													$ 1,049,974
Loss on loan extinguishment													$ 77,117
Number of common shares held | shares													2,033,998

[1]	Shares issued at C$0.56, converted to US at $0.42 (note 9)
[2]	Units issued at C$4.50, converted to US at $3.42 (note 10)